UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Australia (5.5%)

Abacus Property Group(R)	1,893,764	4,368,569

Alesco Corp., Ltd.(S)	632,868	2,079,447

Atlas Iron, Ltd.(NON)	1,230,972	4,883,298

Beach Petroleum, Ltd.	2,464,621	2,660,707

BlueScope Steel, Ltd.	1,729,952	2,699,903

Charter Hall Office REIT(R)	1,161,651	4,473,825

Flight Centre, Ltd.(S)	245,016	5,780,052

Incitec Pivot, Ltd.	1,364,392	5,586,579

Kagara Zinc, Ltd.(NON)	4,579,822	2,896,510

MacArthur Coal, Ltd.(S)	412,946	5,258,295

Mount Gibson Iron Ltd.(NON)	1,537,057	3,050,764

Nufarm, Ltd.(NON)	698,428	3,613,228

Pacific Brands, Ltd.	4,567,759	3,486,551

Sigma Pharmaceuticals, Ltd.	5,067,136	2,057,080

Sims Group, Ltd.	216,116	3,934,777

Valad Property Group(NON)(R)	1,578,137	2,965,441

Wotif.com Holdings, Ltd.(S)	2,090,398	11,367,886

		71,162,912
Austria (0.8%)

Bank Austria Creditanstalt AG(NON)(F)	471	—

CA Immobilien Anlagen AG(NON)(S)	175,442	3,384,444

EVN AG(S)	129,468	2,526,292

Wienerberger AG	239,275	4,656,849

		10,567,585
Belgium (0.7%)

AGFA-Gevaert NV(NON)	446,649	2,189,325

Euronav NV	104,251	1,515,533

Gimv NV	13,677	904,276

UCB SA	100,765	4,812,934

		9,422,068
Brazil (0.3%)

Embraer SA ADR(S)	151,200	4,882,248

		4,882,248
Canada (7.8%)

Canaccord Financial, Inc.	620,943	8,973,165

Dorel Industries, Inc. Class B	92,400	2,775,434

Enerplus Corp. (Unit)(S)	108,268	3,506,864

Ensign Energy Services, Inc.	299,824	5,994,623

Grande Cache Coal Corp.(NON)	386,382	3,314,239

Harry Winston Diamond Corp.(NON)	306,182	5,398,006

HudBay Minerals, Inc.	217,708	3,292,137

Industrial Alliance Insurance and Financial Services, Inc.	90,000	3,892,444

Inmet Mining Corp.	78,791	5,652,327

InnVest Real Estate Investment Trust(R)	743,300	5,416,699

Lundin Mining Corp.(NON)	995,748	7,400,274

Methanex Corp.	174,861	5,575,409

Open Text Corp.(NON)	82,974	5,408,555

Pason Systems, Inc.	159,861	2,450,388

Peyto Energy Trust units	392,407	8,530,235

Precision Drilling Trust (Units)(NON)	473,900	7,342,319

Quadra Mining, Ltd.(NON)	384,896	5,844,158

Sherritt International Corp.	497,500	3,671,681

TMX Group, Inc.(S)	52,500	2,401,734

Trican Well Service, Ltd.	183,795	4,418,441

		101,259,132
China (2.0%)

AAC Acoustic Technologies Holdings, Inc.	2,060,000	5,321,282

Hidili Industry International Development, Ltd.	4,488,000	3,938,860

Hopson Development Holdings, Ltd.(NON)(S)	4,026,000	3,735,111

Kingboard Chemical Holdings, Ltd.	494,000	2,495,035

Perfect World Co., Ltd. ADR(NON)	104,600	2,473,790

Shanda Interactive Entertainment, Ltd. ADR(NON)(S)	42,000	1,821,960

Sinofert Holdings, Ltd.(NON)	4,772,000	2,218,331

SRE Group, Ltd.	38,402,000	3,162,847

		25,167,216
Denmark (1.7%)

East Asiatic Co., Ltd. A/S(S)	65,976	1,988,646

GN Store Nord	581,054	5,790,664

H. Lundbeck A/S	222,908	5,739,649

Pandora A/S(NON)(S)	84,746	2,891,800

Sydbank A/S	200,653	5,078,614

Torm A/S(NON)	179,934	961,368

		22,450,741
Finland (0.9%)

Cramo OYJ	205,597	5,030,703

Poyry Group OYJ	198,777	3,212,390

Tieto OYJ	174,900	3,052,191

		11,295,284
France (5.0%)

Beneteau SA(S)	184,788	3,815,449

Dassault Systemes SA	65,198	5,550,277

Havas Advertising SA	964,305	4,943,739

IMS-International Metal Service(NON)	90,517	2,344,465

Ingenico(S)	139,197	6,472,306

M6-Metropole Television	191,833	4,506,907

Nexans SA(S)	61,801	6,009,859

Nexity	108,616	5,200,161

Publicis Group SA	154,489	8,519,232

Rexel SA(NON)(S)	259,611	6,622,660

SEB SA(S)	38,014	4,048,245

Teleperformance(S)	171,404	5,864,202

		63,897,502
Germany (4.3%)

Aixtron SE NA(S)	88,518	3,510,537

Carl Zeiss Meditec AG	122,190	2,823,682

Celesio AG(S)	129,783	3,121,075

Draegerwerk AG & Co., KGaA (Preference)	31,072	3,570,575

ElringKlinger AG(NON)(S)	106,186	3,686,429

Gildemeister AG(NON)(S)	257,101	5,951,574

HeidelbergCement AG	94,788	6,603,156

Heidelberger Druckmaschinen AG(NON)	432,135	1,815,407

Krones AG(NON)	29,921	2,357,015

MTU Aero Engines Holding AG	67,692	5,187,160

Pfleiderer AG(NON)(S)	1,157,916	1,029,874

Puma AG Rudolf Dassler Sport	14,361	4,543,633

Software AG	91,577	5,111,012

Stada Arzneimittel	83,539	3,541,169

Wincor Nixdorf AG	30,844	2,141,764

		54,994,062
Greece (0.8%)

Mytilineos Holdings SA(NON)	660,879	4,912,602

Public Power Corp. SA	129,079	1,712,395

Titan Cement Co. SA	170,867	4,185,750

		10,810,747
Hong Kong (1.1%)

Dah Sing Financial Group	751,600	4,257,980

Longtop Financial Technologies Ltd. ADR(F)(NON)(S)	239,275	717,825

VTech Holdings, Ltd.	321,000	3,844,581

Wing Hang Bank, Ltd.	467,000	5,098,846

		13,919,232
India (0.9%)

Hindalco Industries, Ltd.	766,685	3,350,089

Satyam Computer Services., Ltd.(NON)	1,531,420	2,890,353

Tata Iron & Steel Co., Ltd.	377,545	4,937,014

		11,177,456
Indonesia (0.1%)

Medco Energi Internasional Tbk PT	5,086,000	1,549,752

		1,549,752
Ireland (1.5%)

Charter International PLC	339,545	4,358,215

Kingspan Group PLC	632,102	6,642,394

United Business Media, Ltd. PLC	445,431	4,256,059

United Drug PLC	1,198,537	3,911,321

		19,167,989
Italy (3.5%)

A2A SpA(S)	1,950,100	3,301,275

Ansaldo STS SpA	274,214	3,878,673

Arnoldo Mondadori Editore SpA(S)	937,075	3,444,718

Buzzi Unicem SpA(NON)(S)	212,627	2,952,064

Danieli & Co. SpA(S)	198,865	5,584,220

Gemina SpA(NON)	3,816,000	4,122,130

Hera SpA(S)	1,624,677	4,073,721

Indesit Co. SpA	278,683	3,081,706

Iride SpA	1,879,597	3,643,289

Piaggio & C. SpA(S)	962,382	3,675,949

Recordati SpA	640,782	7,080,622

		44,838,367
Japan (20.9%)

ADEKA Corp.	289,100	2,771,705

Advance Residence Investment Corp.(R)	2,340	4,832,999

Aeon Delight Co., Ltd.	160,600	2,989,463

Aica Kogyo Co., Ltd.	184,100	2,445,581

ALPS Electric Co., Ltd.	306,100	3,152,873

Amano Corp.	250,700	2,304,994

Aoyama Trading Co., Ltd.	137,200	2,221,226

Brother Industries, Ltd.	241,300	3,410,992

Canon Electronics, Inc.	91,600	2,252,268

Capcom Co., Ltd.	198,400	3,924,564

Central Glass Co., Ltd.	1,056,000	4,688,979

Chiyoda Integre Co., Ltd.	252,500	3,194,332

Daifuku Co., Ltd.	791,000	4,852,991

Dainippon Sumitomo Pharma Co., Ltd.	335,200	3,164,461

Disco Corp.(S)	60,900	3,963,961

FCC Co., Ltd.	222,700	5,114,202

Fujikura, Ltd.	648,000	2,877,276

Hitachi Chemical Co., Ltd.	244,300	4,975,661

Hitachi High-Technologies Corp.	184,200	3,887,970

Horiba, Ltd.	90,800	2,776,855

Ibiden Co., Ltd.	123,000	3,997,689

Itochu Techno-Solutions Corp.	42,700	1,443,990

Japan Aviation Electronics Industry, Ltd.	654,000	4,481,628

Japan Petroleum Exploration Co.	44,500	2,133,042

Japan Real Estate Investment Corp.(R)	429	4,194,612

JSR Corp.	268,900	5,340,360

Kansai Paint Co., Ltd.	492,000	4,434,251

Kansai Urban Banking Corp.	1,715,000	2,961,345

Keihin Corp.	252,900	5,200,969

Kenedix, Inc.(NON)	8,147	1,430,322

Kobayashi Pharmaceutical Co., Ltd.	32,200	1,528,926

Kose Corp.	122,200	2,993,160

Kuroda Electric Co., Ltd.	215,700	2,376,773

Mandom Corp.	89,600	2,303,415

Maruichi Steel Tube, Ltd.	124,700	3,158,928

Meitec Corp.(NON)	150,100	3,042,079

Melco Holdings, Inc.	78,700	2,079,056

Mirait Holdings Corp.(NON)	234,700	1,830,919

Mitsubishi Tanabe Pharma	307,200	5,189,112

Miura Co., Ltd.	36,400	1,005,446

Moshi Moshi Hotline, Inc.	274,800	4,902,328

Musashino Bank, Ltd. (The)	75,300	2,335,516

Nihon Kohden Corp.	203,600	4,769,541

Nihon Parkerizing Co., Ltd.	311,000	4,246,425

Nippon Electric Glass Co., Ltd.	336,000	4,763,319

Nippon Express Co., Ltd.	729,000	2,824,615

Nippon Konpo Unyu Soko Co.	257,000	2,527,884

Nishimatsuya Chain Co., Ltd.	315,400	2,580,622

Nissha Printing Co., Ltd.(S)	77,900	1,476,908

Nissin Kogyo Co., Ltd.	288,500	4,800,624

Nitto Denko Corp.	144,600	7,579,799

NOK Corp.	396,100	6,781,850

NTT Urban Development Corp.	2,722	2,342,629

Okinawa Electric Power Co., Inc. (The)	66,900	2,662,723

Ono Pharmaceutical Co., Ltd.	67,300	3,549,453

Pacific Metals Co., Ltd.	439,000	3,053,220

Sanwa Holdings Corp.	719,000	2,371,464

Seikagaku Corp.	189,300	2,081,064

Shin-Etsu Polymer Co., Ltd.	618,300	3,108,915

Shin-Kobe Electric Machinery Co., Ltd.(S)	349,000	5,065,025

Shinko Electric Industries	292,200	2,807,369

Sohgo Security Services Co., Ltd.	284,300	3,015,184

Stanley Eelctric Co., Ltd.	237,700	3,926,601

Suruga Bank, Ltd. (The)	440,000	3,649,730

Suzuken Co., Ltd.	81,300	1,897,235

Taikisha, Ltd.	194,200	3,883,314

Tamron Co., Ltd.	241,000	5,373,937

Tokai Rika Co., Ltd.	181,200	3,329,895

Tokai Tokyo Financial Holdings, Inc.	661,000	1,766,683

Tokyu Land Corp.	881,000	4,034,793

Toppan Forms Co., Ltd.	210,300	1,612,040

Toshiba Machine Co., Ltd.	757,000	3,752,893

Toyoda Gosei Co., Ltd.	211,000	4,593,700

Toyota Boshoku Corp.	284,500	4,512,005

Union Tool Co.	207,700	4,583,054

Ushio, Inc.	92,500	1,829,466

Yamaha Corp.	217,400	2,443,132

Yamaha Motor Co., Ltd.(NON)	176,100	3,154,810

Yamato Kogyo Co., Ltd.	130,200	4,240,251

		269,159,391
Mexico (0.8%)

CEMEX SAB de CV (Units)(NON)	4,201,253	3,649,695

Grupo Financiero Banorte SAB de CV	1,336,600	6,210,000

		9,859,695
Netherlands (2.6%)

Aalberts Industries NV	236,344	5,614,672

Arcadis NV(NON)(S)	247,583	5,819,105

Hunter Douglas NV	111,087	5,342,349

Koninklijke BAM Groep NV	601,351	4,081,615

Mediq NV	200,806	4,085,574

Ordina NV(NON)	570,051	2,937,329

USG People NV(NON)	215,057	3,911,471

Vastned Offices (Industrial) NV(R)	126,921	2,267,562

		34,059,677
Norway (2.9%)

DNO International ASA(NON)(S)	4,271,100	6,008,650

Petroleum Geo-Services ASA(NON)	343,746	5,581,841

Schibsted ASA(S)	129,200	4,142,990

Ship Finance International, Ltd.(S)	198,971	3,846,109

Sparebank 1 SR Bank(S)	567,587	5,612,308

TGS-NOPEC Geophysical Co. ASA(S)	308,916	8,720,067

Veidekke ASA(S)	341,400	3,102,725

		37,014,690
Poland (0.2%)

Warsaw Stock Exchange(NON)	136,899	2,699,834

		2,699,834
Portugal (0.1%)

Banco BPI SA(NON)(S)	1,119,799	1,779,415

		1,779,415
Russia (0.3%)

Oriflame Cosmetics SA SDR(S)	65,389	3,485,751

		3,485,751
Singapore (1.0%)

Great Eastern Holdings, Ltd.	219,000	2,643,973

Neptune Orient Lines, Ltd.	2,471,000	3,667,316

Raffles Education Corp., Ltd.(NON)(S)	4,459,000	2,115,169

Straits Asia Resources, Ltd.	1,579,000	3,893,262

		12,319,720
South Africa (0.5%)

African Rainbow Minerals, Ltd.	118,339	3,551,955

Aquarius Platinum, Ltd.	520,379	2,908,148

		6,460,103
South Korea (3.2%)

BS Financial Group, Inc.(NON)	267,940	3,873,293

Cheil Communications, Inc.	170,773	2,512,207

Daegu Bank(F)	367,220	5,328,884

Daelim Industrial Co., Ltd.	54,467	5,371,965

GS Home Shopping, Inc.	39,925	5,720,105

Halla Climate Control	252,440	5,280,967

LG Fashion Corp.	165,790	5,927,228

NHN Corp.(NON)	44,259	7,886,158

		41,900,807
Spain (0.6%)

Fomento de Construcciones y Contratas SA(S)	100,490	3,091,155

Gestevision Telecinco SA(S)	511,999	4,631,936

		7,723,091
Sweden (1.9%)

AF AB Class B	168,120	3,516,868

CDON Group AB(NON)	68,749	440,575

Eniro AB(NON)(S)	1,825,469	6,988,455

Intrum Justita AB	312,467	4,886,500

Meda AB Class A	426,800	4,768,278

Modern Times Group AB Class B(S)	65,378	4,531,520

		25,132,196
Switzerland (6.5%)

Adecco SA(NON)	89,283	6,102,603

Baloise Holding AG Class R	48,296	5,094,469

Banque Cantonale Vaudoise (BCV)	16,441	9,708,525

Bucher Industries AG	32,243	7,969,961

Ferrexpo PLC	796,711	6,010,641

Forbo Holding AG(NON)	7,198	5,917,758

Georg Fischer AG(NON)	13,804	8,601,982

Helvetia Patria Holding	6,884	3,034,534

Logitech International SA(NON)(S)	290,447	3,598,868

Nobel Biocare Holding AG(NON)	200,172	4,370,466

Partners Group Holding AG	64,820	12,731,686

Sika AG	1,999	5,097,072

Wolseley PLC	156,561	5,310,220

		83,548,785
Taiwan (3.0%)

Coretronic Corporation	2,413,000	3,904,738

Kinsus Interconnect Technology Corp.	1,416,000	6,405,670

Largan Precision Co., Ltd.	224,000	7,396,282

Novatek Microelectronics Corp., Ltd.	1,383,780	4,744,643

Powertech Technology, Inc.	746,000	2,789,082

Radiant Opto-Electronics Corp.	1,732,166	6,551,419

Richtek Technology Corp.	337,050	2,542,415

TSRC Corp.	1,520,000	4,648,020

		38,982,269
Thailand (0.3%)

Thoresen Thai Agencies PCL	5,284,900	3,693,482

		3,693,482
United Kingdom (16.1%)

Aegis Group PLC	2,456,415	5,730,121

Amdocs, Ltd.(NON)	163,875	4,988,355

Amlin PLC	629,060	4,401,259

Ashmore Group PLC	1,003,486	6,262,425

Ashtead Group PLC	2,486,856	7,494,220

Aveva Group PLC	249,727	6,860,175

Barratt Developments PLC(NON)	2,059,297	3,862,373

Bellway PLC	218,424	2,671,124

Burberry Group PLC	202,550	4,404,954

Close Brothers Group PLC	295,213	3,882,625

Davis Service Group PLC	729,856	5,818,604

Debenhams PLC(NON)	2,497,219	3,075,340

Dragon Oil PLC	716,026	6,418,015

Enterprise Inns PLC(NON)	1,368,991	1,772,520

Firstgroup PLC	592,927	3,298,409

Halfords Group PLC	667,607	4,405,780

Hargreaves Lansdown, PLC	885,471	9,252,056

Hays PLC	2,141,482	3,849,435

Hiscox, Ltd.	741,670	5,157,345

Holidaybreak PLC	499,327	2,255,717

Home Retail Group PLC	804,101	2,850,418

Inchcape PLC(NON)	601,310	3,896,597

Informa PLC	502,560	3,604,945

Interserve PLC(S)	841,641	4,027,391

JKX Oil & Gas PLC	960,960	4,516,621

Kazakhmys PLC	244,140	5,286,719

Keller Group PLC	228,479	1,969,308

Kier Group PLC	138,158	2,913,961

Man Group PLC	507,844	2,151,303

Meggitt Holdings PLC	820,870	4,955,957

Michael Page International PLC	649,631	5,716,188

Morgan Sindall PLC	227,277	2,407,754

National Express Group PLC	988,382	4,160,480

Next PLC	177,574	6,643,508

Persimmon PLC	427,929	3,378,949

Rathbone Brothers	295,927	5,879,691

Redrow PLC(NON)	1,936,696	4,136,239

Regus PLC	644,952	1,224,594

Savills PLC	946,418	6,403,422

Schroders PLC	287,865	7,777,320

Segro PLC(R)	348,333	1,863,813

SIG PLC(NON)	1,915,429	4,822,860

Speedy Hire PLC	5,693,221	3,046,168

Subsea 7 SA(NON)	192,353	5,110,591

Taylor Wimpey PLC(NON)	6,398,238	3,884,739

Travis Perkins PLC	248,805	4,419,349

Vedanta Resources PLC	144,421	5,120,023

		208,029,760
United States (0.9%)

Aircastle, Ltd.(S)	64,147	804,403

Aspen Insurance Holdings, Ltd.(S)	179,714	4,827,118

Axis Capital Holdings, Ltd.	62,562	2,060,792

Herbalife, Ltd.(S)	50,574	2,846,305

Walter Energy, Inc.(NON)	4,225	526,274

		11,064,892

Total Common stocks (cost $997,506,637)		$1,273,475,851

SHORT-TERM INVESTMENTS (11.8%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	147,255,401	$147,255,401

U.S. Treasury Bills, for effective yields ranging from 0.06% to 0.16%, November 17, 2011(SEGSF)	$4,947,000	4,943,611

U.S. Treasury Bills, for effective yields ranging from 0.22% to 0.24%, October 20, 2011(SEGSF)	400,000	399,685

Total Short-term investments (cost $152,599,695)		$152,598,697

TOTAL INVESTMENTS

Total investments (cost $1,150,106,332)(b)		$1,426,074,548

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $458,524,455) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	6/15/11	$2,763,333	$2,839,303	$75,970
	British Pound	Buy	6/15/11	1,552,634	1,576,955	(24,321)
	Canadian Dollar	Buy	6/15/11	5,062,092	5,164,163	(102,071)
	Euro	Buy	6/15/11	27,474,904	28,468,123	(993,219)
	Norwegian Krone	Sell	6/15/11	7,886,119	8,065,880	179,761
	Swedish Krona	Buy	6/15/11	1,427,869	1,457,130	(29,261)
Barclays Bank PLC
	British Pound	Buy	6/15/11	3,014,305	3,062,456	(48,151)
	Euro	Buy	6/15/11	7,933,659	8,220,571	(286,912)
	Hong Kong Dollar	Buy	6/15/11	3,502,925	3,507,261	(4,336)
	Japanese Yen	Sell	6/15/11	9,303,860	9,335,954	32,094
	Norwegian Krone	Buy	6/15/11	319,907	327,509	(7,602)
	Swedish Krona	Buy	6/15/11	841,839	858,977	(17,138)
Citibank, N.A.
	Australian Dollar	Buy	6/15/11	4,310,995	4,428,157	(117,162)
	British Pound	Sell	6/15/11	4,018,854	4,082,099	63,245
	Danish Krone	Sell	6/15/11	10,036,566	10,405,594	369,028
	Euro	Buy	6/15/11	23,906,037	24,761,258	(855,221)
	Hong Kong Dollar	Sell	6/15/11	3,359,778	3,363,967	4,189
	Norwegian Krone	Sell	6/15/11	716,900	733,555	16,655
	Singapore Dollar	Buy	6/15/11	751,059	756,753	(5,694)
	Swedish Krona	Buy	6/15/11	1,986,431	2,026,303	(39,872)
	Swiss Franc	Buy	6/15/11	2,513,769	2,482,004	31,765
Credit Suisse AG
	Australian Dollar	Buy	6/15/11	3,966,018	4,074,716	(108,698)
	British Pound	Buy	6/15/11	1,333,861	1,354,560	(20,699)
	Canadian Dollar	Buy	6/15/11	3,969,973	4,050,065	(80,092)
	Euro	Buy	6/15/11	9,697,828	10,040,982	(343,154)
	Japanese Yen	Sell	6/15/11	14,579,500	14,629,702	50,202
	Norwegian Krone	Sell	6/15/11	14,853,951	15,197,725	343,774
	Swedish Krona	Buy	6/15/11	94,081	95,958	(1,877)
Deutsche Bank AG
	Australian Dollar	Buy	6/15/11	1,896,365	1,948,714	(52,349)
	British Pound	Sell	6/15/11	5,624,783	5,713,985	89,202
	Canadian Dollar	Buy	6/15/11	4,457,836	4,547,579	(89,743)
	Euro	Buy	6/15/11	13,698,719	14,187,638	(488,919)
	Swedish Krona	Buy	6/15/11	2,414,485	2,463,110	(48,625)
	Swiss Franc	Buy	6/15/11	3,083,636	3,044,248	39,388
Goldman Sachs International
	Australian Dollar	Buy	6/15/11	4,797,434	4,926,260	(128,826)
	British Pound	Sell	6/15/11	984,317	999,867	15,550
	Euro	Sell	6/15/11	9,409,094	9,746,745	337,651
	Japanese Yen	Sell	6/15/11	12,762,774	12,807,115	44,341
	Norwegian Krone	Buy	6/15/11	3,545,863	3,626,346	(80,483)
	Swedish Krona	Buy	6/15/11	2,201,914	2,245,110	(43,196)
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/15/11	3,024,009	3,106,634	(82,625)
	British Pound	Buy	6/15/11	2,287,582	2,323,860	(36,278)
	Euro	Sell	6/15/11	14,028,845	14,531,987	503,142
	Hong Kong Dollar	Sell	6/15/11	834,348	835,364	1,016
	Norwegian Krone	Sell	6/15/11	6,809,750	6,977,936	168,186
	Swiss Franc	Buy	6/15/11	7,195,660	7,102,925	92,735
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	6/15/11	2,463,487	2,423,811	(39,676)
	British Pound	Buy	6/15/11	5,561,619	5,647,012	(85,393)
	Canadian Dollar	Buy	6/15/11	7,354,779	7,503,355	(148,576)
	Euro	Buy	6/15/11	21,792,196	22,554,359	(762,163)
	Hong Kong Dollar	Sell	6/15/11	2,289,518	2,292,441	2,923
	Japanese Yen	Sell	6/15/11	10,666,094	10,704,271	38,177
	Norwegian Krone	Buy	6/15/11	513,567	525,473	(11,906)
	Singapore Dollar	Buy	6/15/11	1,997,421	2,012,669	(15,248)
	Swedish Krona	Sell	6/15/11	1,857,475	1,894,539	37,064
	Swiss Franc	Buy	6/15/11	550,528	543,480	7,048
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/15/11	1,554,155	1,592,560	(38,405)
	British Pound	Buy	6/15/11	3,307,264	3,359,089	(51,825)
	Canadian Dollar	Buy	6/15/11	6,035,857	6,160,222	(124,365)
	Euro	Sell	6/15/11	9,934,536	10,283,854	349,318
	Israeli Shekel	Buy	6/15/11	3,086,931	3,127,996	(41,065)
	Japanese Yen	Sell	6/15/11	9,692,742	9,723,663	30,921
	Swedish Krona	Sell	6/15/11	439,684	448,376	8,692
	Swiss Franc	Buy	6/15/11	4,660,793	4,599,992	60,801
State Street Bank and Trust Co.
	Australian Dollar	Buy	6/15/11	1,832,287	1,882,471	(50,184)
	Canadian Dollar	Buy	6/15/11	8,229,176	8,394,665	(165,489)
	Euro	Buy	6/15/11	3,014,394	3,122,336	(107,942)
	Israeli Shekel	Buy	6/15/11	3,086,902	3,132,676	(45,774)
	Norwegian Krone	Sell	6/15/11	8,080,928	8,268,718	187,790
	Swedish Krona	Sell	6/15/11	2,941,196	2,999,578	58,382
UBS AG
	Australian Dollar	Buy	6/15/11	650,039	667,611	(17,572)
	British Pound	Sell	6/15/11	6,392,794	6,492,503	99,709
	Canadian Dollar	Buy	6/15/11	1,727,950	1,762,421	(34,471)
	Euro	Sell	6/15/11	5,976,330	6,186,698	210,368
	Israeli Shekel	Buy	6/15/11	3,086,902	3,129,258	(42,356)
	Norwegian Krone	Buy	6/15/11	8,683,310	8,882,034	(198,724)
	Swedish Krona	Buy	6/15/11	3,029,858	3,089,449	(59,591)
	Swiss Franc	Buy	6/15/11	10,783	10,642	141
Westpac Banking Corp.
	Australian Dollar	Sell	6/15/11	1,589,281	1,631,182	41,901
	British Pound	Buy	6/15/11	5,237,077	5,320,130	(83,053)
	Canadian Dollar	Sell	6/15/11	194,712	198,661	3,949
	Euro	Buy	6/15/11	13,184,200	13,655,672	(471,472)
	Japanese Yen	Sell	6/15/11	7,769,436	7,797,485	28,049

Total						$(3,108,647)

Key to holding's abbreviations
ADR	American Depository Receipts
SDR	Swedish Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,289,747,505.
(b)	The aggregate identified cost on a tax basis is $1,158,318,894, resulting in gross unrealized appreciation and depreciation of $349,920,716 and $82,165,062, respectively, or net unrealized appreciation of $267,755,654.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $140.889.848 which includes an amount for a security that is deemed worthless at period end. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $147,255,401 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,035 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $195,623,690 and $195,684,832, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $4,503,005 to cover certain derivatives contracts.
ADR or SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $219,151 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,093,936 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $5,114,993.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$71,162,912	$—
Austria	—	10,567,585	—
Belgium	—	9,422,068	—
Brazil	4,882,248	—	—
Canada	101,259,132	—	—
China	4,295,750	20,871,466	—
Denmark	—	22,450,741	—
Finland	—	11,295,284	—
France	—	63,897,502	—
Germany	—	54,994,062	—
Greece	—	10,810,747	—
Hong Kong	—	13,201,407	717,825
India	—	11,177,456	—
Indonesia	—	1,549,752	—
Ireland	—	19,167,989	—
Italy	—	44,838,367	—
Japan	—	269,159,391	—
Mexico	9,859,695	—	—
Netherlands	—	34,059,677	—
Norway	3,846,109	33,168,581	—
Poland	—	2,699,834	—
Portugal	—	1,779,415	—
Russia	—	3,485,751	—
Singapore	—	12,319,720	—
South Africa	—	6,460,103	—
South Korea	—	36,571,923	5,328,884
Spain	—	7,723,091	—
Sweden	—	25,132,196	—
Switzerland	—	83,548,785	—
Taiwan	—	38,982,269	—
Thailand	—	3,693,482	—
United Kingdom	4,988,355	203,041,405	—
United States	11,064,892	—	—
Total common stocks	140,196,181	1,127,232,961	6,046,709
Short-term investments	—	152,598,697	—

Totals by level	$140,196,181	$1,279,831,658	$6,046,709

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,108,647)	$—

Totals by level	$—	$(3,108,647)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$3,623,127	$6,731,774

Total	$3,623,127	$6,731,774

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2012

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Innovative Solutions & Support, Inc.(NON)	104,405	$576,316

		576,316
Airlines (0.3%)

SkyWest, Inc.	47,100	726,753

		726,753
Auto components (1.7%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	89,800	1,038,088

Exide Technologies(NON)	159,400	1,571,684

Stoneridge, Inc.(NON)	54,091	828,674

		3,438,446
Building products (0.6%)

NCI Building Systems, Inc.(NON)	61,500	667,890

Universal Forest Products, Inc.	20,924	611,609

		1,279,499
Capital markets (1.7%)

Cowen Group, Inc.(NON)(S)	278,354	1,146,818

Horizon Technology Finance Corp.	76,365	1,210,385

Waddell & Reed Financial, Inc. Class A(S)	23,500	907,100

		3,264,303
Chemicals (3.5%)

Innophos Holdings, Inc.	32,400	1,454,436

Koppers Holdings, Inc.	22,300	894,899

OM Group, Inc.(NON)	32,800	1,222,784

Omnova Solutions, Inc.(NON)	110,832	1,042,929

PolyOne Corp.	77,200	1,175,756

RPM International, Inc.	41,000	963,500

		6,754,304
Commercial banks (8.4%)

Bancorp, Inc.(NON)	185,900	1,883,167

F.N.B. Corp.(S)	96,505	1,018,128

Financial Institutions, Inc.	74,400	1,214,952

First Citizens BancShares, Inc. Class A	6,000	1,173,540

First Financial Bancorp	72,400	1,158,400

First of Long Island Corp. (The)	42,417	1,142,714

Lakeland Financial Corp.	39,200	876,120

Metro Bancorp, Inc.(NON)	100,209	1,129,355

PacWest Bancorp	39,763	838,999

Popular, Inc. (Puerto Rico)(NON)	402,900	1,168,410

PrivateBancorp, Inc.	63,200	1,034,584

SVB Financial Group(NON)(S)	19,100	1,134,158

Tower Bancorp, Inc.	59,000	1,236,050

Trustmark Corp.	49,033	1,168,947

		16,177,524
Commercial services and supplies (2.6%)

ACCO Brands Corp.(NON)	112,650	934,995

Deluxe Corp.	76,000	1,956,240

Ennis Inc.	56,700	1,082,403

McGrath Rentcorp	37,200	1,043,088

		5,016,726
Communications equipment (1.8%)

Ceragon Networks, Ltd. (Israel)(NON)	113,600	1,255,280

Oplink Communications, Inc.(NON)	72,563	1,340,964

Powerwave Technologies, Inc.(NON)	216,908	819,912

		3,416,156
Construction and engineering (1.9%)

EMCOR Group, Inc.(NON)	49,100	1,491,167

Orion Marine Group, Inc.(NON)	60,900	647,976

Tutor Perini Corp.	51,100	1,037,330

UniTek Global Services, Inc.(NON)	47,848	424,412

		3,600,885
Containers and packaging (0.6%)

Rock-Tenn Co. Class A(S)	14,500	1,114,035

		1,114,035
Distributors (0.5%)

Core-Mark Holding Co., Inc.(NON)	25,400	907,796

		907,796
Diversified financial services (1.0%)

Gain Capital Holdings, Inc.(NON)(S)	148,820	897,385

NewStar Financial, Inc.(NON)	106,866	1,044,081

		1,941,466
Diversified telecommunication services (1.2%)

Cbeyond, Inc.(NON)	69,500	998,020

Cogent Communications Group, Inc.(NON)	85,800	1,334,190

		2,332,210
Electric utilities (4.0%)

Great Plains Energy, Inc.(S)	78,800	1,668,196

NV Energy, Inc.	100,000	1,577,000

UIL Holdings Corp.	53,695	1,778,915

UniSource Energy Corp.	71,000	2,690,190

		7,714,301
Electrical equipment (1.5%)

EnerSys(NON)	29,450	1,054,310

General Cable Corp.(NON)(S)	22,400	935,200

Powell Industries, Inc.(NON)(S)	27,500	944,625

		2,934,135
Electronic equipment, instruments, and components (2.1%)

Electro Scientific Industries, Inc.(NON)	81,800	1,472,400

Multi-Fineline Electronix, Inc.(NON)	43,700	926,003

TTM Technologies, Inc.(NON)	95,922	1,588,468

		3,986,871
Energy equipment and services (1.7%)

Helix Energy Solutions Group, Inc.(NON)	53,200	932,064

Pioneer Drilling Co.(NON)	98,325	1,439,478

Tidewater, Inc.	18,000	983,700

		3,355,242
Food and staples retail (2.5%)

Ruddick Corp.(S)	23,400	1,028,430

Spartan Stores, Inc.	85,688	1,598,081

SUPERVALU, Inc.	106,100	1,088,586

Weiss Markets, Inc.	26,800	1,076,556

		4,791,653
Gas utilities (0.8%)

Southwest Gas Corp.	40,800	1,593,648

		1,593,648
Health-care equipment and supplies (1.6%)

Cutera, Inc.(NON)	115,905	1,059,372

Palomar Medical Technologies, Inc.(NON)	53,017	751,781

Solta Medical, Inc.(NON)	198,509	627,288

Syneron Medical, Ltd. (Israel)(NON)	44,100	572,418

		3,010,859
Health-care providers and services (4.3%)

Addus HomeCare Corp.(NON)	102,413	583,754

AmSurg Corp.(NON)	40,900	1,059,719

Ensign Group, Inc. (The)	34,515	1,031,999

Health Management Associates, Inc. Class A(NON)	74,840	853,176

MedQuist Holdings, Inc.(NON)	157,571	2,109,876

Providence Service Corp. (The)(NON)	74,100	1,007,760

Triple-S Management Corp. Class B (Puerto Rico)(NON)	71,300	1,570,739

		8,217,023
Hotels, restaurants, and leisure (2.1%)

Denny's Corp.(NON)	367,000	1,501,030

DineEquity, Inc.(NON)(S)	24,600	1,322,496

Domino's Pizza, Inc.(NON)	45,729	1,139,567

		3,963,093
Household durables (1.3%)

La-Z-Boy, Inc.(NON)	92,000	1,018,440

M/I Homes, Inc.(NON)	56,428	709,300

Newell Rubbermaid, Inc.	42,800	762,268

		2,490,008
Household products (0.8%)

Spectrum Brands Holdings, Inc.(NON)	44,103	1,586,385

		1,586,385
Insurance (6.6%)

Allied World Assurance Company Holdings, Ltd.	29,600	1,794,352

American Equity Investment Life Holding Co.	95,467	1,240,116

Arch Capital Group, Ltd.(NON)	42,900	1,447,017

Assured Guaranty, Ltd. (Bermuda)	53,200	905,464

Employers Holdings, Inc.	51,228	850,897

Hanover Insurance Group, Inc. (The)	42,300	1,736,838

HCC Insurance Holdings, Inc.	48,500	1,604,865

Horace Mann Educators Corp.	52,090	850,109

Infinity Property & Casualty Corp.	16,600	882,456

Reinsurance Group of America, Inc. Class A	23,900	1,518,367

		12,830,481
Internet software and services (1.8%)

Earthlink, Inc.	148,400	1,171,618

Stamps.com, Inc.	80,290	998,808

Web.com Group, Inc.(NON)	101,597	1,212,052

		3,382,478
IT Services (2.2%)

Alliance Data Systems Corp.(NON)(S)	16,100	1,512,273

BancTec, Inc. 144A(F)(NON)	160,833	723,749

Ciber, Inc.(NON)	168,000	1,024,800

CSG Systems International, Inc.(NON)	46,900	895,321

		4,156,143
Machinery (1.9%)

Cascade Corp.	22,423	911,046

Commercial Vehicle Group, Inc.(NON)	65,600	1,015,488

Meritor, Inc.(NON)	38,120	629,361

NACCO Industries, Inc. Class A	11,100	1,085,580

		3,641,475
Multiline retail (0.6%)

Gordmans Stores, Inc.(NON)	63,300	1,100,787

		1,100,787
Multi-utilities (1.6%)

Avista Corp.	83,100	2,071,683

CMS Energy Corp.	50,700	1,010,958

		3,082,641
Oil, gas, and consumable fuels (5.5%)

Cabot Oil & Gas Corp. Class A	23,000	1,351,250

Energen Corp.	26,700	1,662,609

Energy Partners, Ltd.(NON)	61,300	983,252

James River Coal Co.(NON)(S)	37,600	824,192

Rex Energy Corp.(NON)(S)	76,327	996,831

Rosetta Resources, Inc.(NON)	23,500	1,155,025

Scorpio Tankers, Inc. (Monaco)(NON)	78,918	796,283

SM Energy Co.	21,500	1,429,535

Swift Energy Co.(NON)	37,200	1,459,356

		10,658,333
Paper and forest products (0.9%)

Buckeye Technologies, Inc.	46,600	1,186,902

Louisiana-Pacific Corp.(NON)	77,177	646,743

		1,833,645
Pharmaceuticals (1.8%)

ISTA Pharmaceuticals, Inc.(NON)	91,900	853,751

Medicines Co. (The)(NON)	75,348	1,439,900

Questcor Pharmaceuticals, Inc.(NON)	50,300	1,160,421

		3,454,072
Real estate investment trusts (REITs) (5.3%)

American Assets Trust, Inc.(R)	61,801	1,385,578

Campus Crest Communities, Inc.(R)(S)	68,451	876,173

Entertainment Properties Trust(R)	24,400	1,185,352

LaSalle Hotel Properties(R)(S)	35,100	982,098

MFA Financial, Inc.(R)	118,360	975,286

One Liberty Properties, Inc.(R)	51,970	829,961

PS Business Parks, Inc.(R)	20,700	1,190,043

Summit Hotel Properties, Inc.(R)	118,114	1,329,964

Taubman Centers, Inc.(R)	14,600	884,322

Winthrop Realty Trust(R)	44,589	547,107

		10,185,884
Road and rail (1.3%)

Celadon Group, Inc.(NON)	62,700	877,800

RailAmerica, Inc.(NON)	51,400	807,494

Swift Transportation Co.(NON)	65,800	891,590

		2,576,884
Semiconductors and semiconductor equipment (3.6%)

AXT, Inc.(NON)	39,101	318,282

LTX-Credence Corp.(NON)	131,000	1,244,500

Nova Measuring Instruments, Ltd. (Israel)(NON)	137,000	1,404,250

Pericom Semiconductor Corp.(NON)	152,885	1,409,600

PMC - Sierra, Inc.(NON)	147,600	1,157,184

Spansion, Inc.(NON)	68,700	1,376,061

		6,909,877
Software (0.9%)

Smith Micro Software, Inc.(NON)	121,400	644,634

TeleCommunication Systems, Inc. Class A(NON)	228,300	1,139,217

		1,783,851
Specialty retail (4.9%)

Aaron's, Inc.	44,450	1,253,935

Ascena Retail Group, Inc.(NON)(S)	30,100	1,007,146

Charming Shoppes, Inc.(NON)	176,600	731,124

Express, Inc.	81,352	1,718,154

Haverty Furniture Cos., Inc.	40,700	452,991

Lithia Motors, Inc. Class A	52,500	939,750

New York & Company, Inc.(NON)	165,400	876,620

Pier 1 Imports, Inc.(NON)	46,454	553,732

Sonic Automotive, Inc. Class A(S)	74,800	977,636

Stage Stores, Inc.	57,100	1,030,084

		9,541,172
Textiles, apparel, and luxury goods (2.7%)

Iconix Brand Group, Inc.(NON)(S)	51,200	1,264,640

Kenneth Cole Productions, Inc. Class A(NON)	54,131	676,096

Perry Ellis International, Inc.(NON)	43,518	1,357,979

Phillips-Van Heusen Corp.	19,164	1,264,249

Steven Madden, Ltd.(NON)	12,194	679,694

		5,242,658
Thrifts and mortgage finance (4.7%)

Berkshire Hills Bancorp, Inc.	50,800	1,120,140

Brookline Bancorp, Inc.	112,800	984,744

ESSA Bancorp, Inc.	70,887	835,049

Oritani Financial Corp.	80,994	1,014,045

Provident Financial Services, Inc.	58,700	838,823

Provident New York Bancorp	103,800	955,998

United Financial Bancorp, Inc.	61,700	986,583

Walker & Dunlop, Inc.(NON)	104,060	1,415,216

Washington Federal, Inc.	53,523	850,480

		9,001,078
Trading companies and distributors (2.0%)

Applied Industrial Technologies, Inc.	34,200	1,218,204

DXP Enterprises, Inc.(NON)	54,800	1,419,320

H&E Equipment Services, Inc.(NON)	81,300	1,179,663

		3,817,187
Wireless telecommunication services (0.6%)

NTELOS Holdings Corp.	51,000	1,063,350

		1,063,350

Total Common stocks (cost $156,057,133)		$188,451,633

INVESTMENT COMPANIES (1.5%)(a)
	Shares	Value

American Capital, Ltd.(NON)	133,800	$1,324,620

Hercules Technology Growth Capital, Inc.	135,816	1,487,185

Total Investment Companies (cost $2,331,899)		$2,811,805

SHORT-TERM INVESTMENTS (8.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	13,511,338	$13,511,338

Putnam Money Market Liquidity Fund 0.07%(e)	2,498,525	2,498,525

Total Short-term investments (cost $16,009,863)		$16,009,863

TOTAL INVESTMENTS

Total investments (cost $174,398,895)(b)		$207,273,301

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2011 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $193,033,439.
(b)	The aggregate identified cost on a tax basis is $175,700,022, resulting in gross unrealized appreciation and depreciation of $40,426,976 and $8,853,697, respectively, or net unrealized appreciation of $31,573,279.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $13,273,747. The fund received cash collateral of $13,511,338 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $934 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $17,990,068 and $17,397,169, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$26,683,960	$—	$—
Consumer staples	6,378,038	—	—
Energy	14,013,575	—	—
Financials	53,400,736	—	—
Health care	14,681,954	—	—
Industrials	24,169,860	—	—
Information technology	22,911,627	723,749	—
Materials	9,701,984	—	—
Telecommunication services	3,395,560	—	—
Utilities	12,390,590	—	—
Total common stocks	187,727,884	723,749	—
Investment Companies	2,811,805	—	—
Short-term investments	2,498,525	13,511,338	—

Totals by level	$193,038,214	$14,235,087	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011